LEASE RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2011
Capital Leases in Financial Statements of Lessor Disclosure

The lease receivables, which are included in other current assets and other assets in the accompanying consolidated balance sheets, are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Total minimum lease payments receivable	¥39,308	¥35,963
Unguaranteed residual values	2,297	1,975
Unearned income	(3,977)	(3,056)
Executory costs	(24)	(20)

	37,604	34,862
Less, allowance for doubtful receivables	(571)	(493)

	37,033	34,369
Less, portion due within one year	(11,307)	(11,739)

Total	¥25,726	¥22,630

Allowance for Doubtful Accounts, Table

A reconciliation of the beginning and ending amounts of allowance for doubtful accounts related to lease receivables are as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Balance at beginning of year	¥—	¥541	¥571
Charged to costs or expenses, or charge-off	92	53	(44)
Others*	449	(23)	(34)

Balance at end of year	¥541	¥571	¥493

*	Others consist mainly of foreign currency translation and business acquisitions during the year.

Schedule Of Minimum Lease Payments

The future minimum lease payments to be received under financing leases for future years are as follows:

Years ending March 31,	(Yen in millions)
2012	¥13,053
2013	9,376
2014	6,919
2015	4,537
2016	1,766
2017 and thereafter	312

Total	¥35,963